Supplemental information on oil and gas producing activities (unaudited) - Additional Information (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Provisions for asset retirement obligations included in cost capitalized to natural and environmental properties	$ 2,473	$ 1,498	$ 4,102
Expense related to the asset retirement obligations	570	636	478
Depreciation, depletion and amortization related to asset retirement obligations	$ 207	$ 704	$ 439
Percentage of transferred crude oil and gas production based on value to intercompany units	17.20%	16.90%	18.70%
Percentage of transferred crude oil and gas production based on volume to intercompany units	56.00%	55.50%	57.00%
Percentage of estimated reserve specialized firms	99.00%
Estimated costs related to assets retirement obligations	$ 26,287	$ 25,449	$ 22,615
Block CPO09
Supplemental information on oil and gas producing activities (unaudited)
Percentage of interest acquired		45.00%	49.00%